Line of Credit and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Line of Credit Facility [Abstract]
Line of Credit and Notes Payable
11. Long-Term Debt Obligations
Long-term debt obligations consisted of the following:

	September 30, 2020	December 31, 2019
Line of credit	$39,353	$33,484

Term loan	60,000	50,000
Less debt discount and debt issuance cost	(334)	(366)
Less current maturities	(11,667)	—

Term loan, net of debt discount, debt issuance cost and current maturities	$47,999	$49,634

2019 Credit Agreement
In March 2019, the Company, its subsidiaries and Silicon Valley Bank (“SVB”), and the several other lenders thereto (collectively, the “Lenders”) entered into a credit agreement, as amended (the “2019 Credit Agreement”), providing for a term loan (the “Term Loan Facility”) and a revolving credit facility (the “Revolving Facility”) in an aggregate principal amount of $100,000. Capitalized terms used herein and not otherwise defined are defined as set forth in the 2019 Credit Agreement.
The Term Loan Facility is structured in three tranches, as follows: (i) the first tranche of $40,000 was made available to the Company and fully funded on March 14, 2019; (ii) the second tranche of $10,000 was made available to the Company and fully funded in September 2019 upon achievement of certain financial metrics; and (iii) the third tranche of $10,000 was made available to the Company and fully funded in March 2020 upon achievement of a certain financial metric. The interest rate for the Term Loan Facility is a floating per annum interest rate equal to the greater of 3.75% above the Wall Street Journal Prime Rate and 9.25%. The interest rate as of September 30, 2020 was 9.25%. The 2019 Credit Agreement requires the Company to make monthly interest-only payments on outstanding balances under the Term Loan Facility through February 2021. Thereafter, each term loan advance will be repaid in thirty-six
equal monthly installments of principal, plus accrued interest, with the Term Loan Facility maturing on March 1, 2024 (the “Term Loan Maturity Date”).
The Company’s final payment on the Term Loan Facility, due on the Term Loan Maturity Date, will include all outstanding principal and accrued and unpaid interest under the Term Loan Facility, plus a final payment (the “Final Payment”) equal to the original aggregate principal amount of the Term Loan Facility multiplied by 6.5%. The Company may prepay the Term Loan Facility, subject to paying the Prepayment Premium (described below) and the Final Payment. The Prepayment Premium is equal to 2.50% of the outstanding principal amount of the Term Loan Facility if the prepayment occurs after the one year anniversary and prior to the second anniversary of the closing, and 1.50% of the outstanding principal amount of the Term Loan Facility if the prepayment occurs after the two year anniversary but prior to the three year anniversary of the closing, and 0.50% thereafter. Once repaid, amounts borrowed under the Term Loan Facility may not be re-borrowed.

The Revolving Facility is equal to the lesser of $40,000 and the amount determined by the Borrowing Base, which is defined as a percentage of the Company’s book value of qualifying finished goods inventory and eligible accounts receivable. The interest rate for advances under the Revolving Facility is a floating per annum interest rate equal to the greater of the Wall Street Journal Prime Rate and 5.50%. The interest rate as of September 30, 2020 was 5.50%. If the actual outstanding advances are less than 25% of the then-available Revolving Commitments, the Company must pay monthly interest equal to the interest that would have accrued if the average outstanding advances had been 25% of the then-available Revolving Commitments. The Company is also required to pay an unused line fee equal to 0.25% per annum, calculated based on the difference of $40,000 minus
the greater of (i) the average balance outstanding under the Revolving Facility for such period and (ii) 25% of the then-available Revolving Commitments. The maturity date for advances made under the Revolving Facility is March 1, 2024.
The Company may elect to reduce or terminate the Revolving Facility in its entirety at any time by repaying all outstanding principal, unpaid accrued interest and a reduction or termination fee equal to 3.00% of the aggregate Revolving Commitments so reduced or terminated if the reduction or termination occurs after the one year anniversary and prior to the second anniversary of the closing, and 2.00% of the aggregate Revolving Commitments so reduced or terminated if the reduction or termination occurs after the two year anniversary but prior to the three year anniversary of the closing, and $0 thereafter.
The Company is required to achieve certain financial covenants under the 2019 Credit Agreement, including Minimum Trailing Twelve Month Consolidated Revenue and Non-PuraPly Revenue, tested quarterly. The Minimum Trailing Twelve Month Consolidated Revenue thresholds for the year ending December 31, 2020 were agreed to and the covenant requiring Trailing Twelve Month Non-PuraPly Revenue beginning with the quarter ending September 30, 2020 was added in connection with the third amendment to the 2019 Credit Agreement entered into on March 26, 2020. In addition, the Company is required to maintain Minimum Liquidity equal to the greater of (i) 6 months Monthly Burn and (ii) $10,000.
As of September 30, 2020, the Company was in compliance with the financial covenants under the 2019 Credit Agreement.
As of September 30, 2020, the Company had outstanding borrowings of $60,000 under the Term Loan Facility and $39,353 under the Revolving Facility with $0 available for future revolving borrowings. The Company accrues for the Final Payment of $3,900 over the term of the Term Loan Facility through a charge to the interest expense. The related liability of $1,541 and $681 as of September 30, 2020 and December 31, 2019, respectively, was included in other liabilities on the consolidated balance sheets. The Company incurred costs of $554 in connection with the Term Loan Facility, which are recorded as a reduction of the carrying value of the term loan on the Company’s consolidated balance sheets. In connection with the Revolving Facility, the Company incurred costs of $370, which are recorded as other assets. Both of these costs are being amortized to interest expense through March 1, 2024.
Future payments of the 2019 Credit Agreement, as of September 30, 2020, are as follows for the calendar years ending December 31:

2020	$—
2021	16,667
2022	20,000
2023	20,000
2024	42,686

Total	$99,353

2017 Credit Agreement
On March 21, 2017, the Company entered into a credit agreement (the “2017 Credit Agreement”) with SVB whereby SVB agreed to extend to the Company a revolving credit facility in an aggregate amount not to exceed $30,000 with a letter of credit sub-facility
and a swing line
sub-facility
as a sublimit of the revolving loan facility. In April 2018, the Company further amended its 2017 Credit Agreement in order to receive additional funding of $5,000 through a term loan. The amendment increased the commitment under the 2017 Credit Agreement to an aggregate amount not to exceed $35,000, consisting of a term loan not to exceed $5,000 and a revolving loan not to exceed $30,000. In December 2018, the Company fully repaid and canceled the term loan including the outstanding principal and accrued and unpaid interest.
On March 14, 2019, $26,541, representing all outstanding unpaid principal and accrued interest relating to the revolving borrowing due under the 2017 Credit Agreement, was rolled into the 2019 Credit Agreement.
Master Lease Agreement
On April 28, 2017, the Company entered into the Master Lease Agreement (the “ML Agreement”) with Eastward Fund Management LLC that allowed the Company to borrow up to $20,000 on or prior to June 30, 2018. If the Company elected to prepay the loan or terminated the loan early within the first 24 months, the Company was required to pay an additional 3% of the outstanding principal and any accrued and unpaid interest and fees. This prepayment fee decreased to 2% after the first 24 months. A final payment fee of 6.5% multiplied by the principal amount of the borrowings under the ML Agreement was due upon the earlier to occur of the first day of the final payment term month or prepayment of all outstanding principal. In March 2019, upon entering into the 2019 Credit Agreement, the Company paid an aggregate amount of $17,649 due under the ML Agreement, including unpaid principal, accrued interest, final payment, and early termination penalty, with proceeds from the 2019 Credit Agreement, and the ML Agreement was terminated. Upon termination of the ML Agreement, the Company recognized $1,862 as loss on the extinguishment of the loan.

11. Line of Credit and Notes Payable

	December 31,
	2019	2018
Line of credit	$33,484	$26,484

Term loan	50,000	—
Less debt discount and debt issuance cost	(366)	—
Less current maturities	—	—

Term loan, net of debt discount and debt issuance cost	$49,634	$—

Notes payable	—	15,885
Less debt discount and debt issuance cost	—	(762)
Less current maturities	—	(2,545)

Notes payable, net of debt discount and debt issuance cost	$—	$12,578

2019 Credit Agreement
In March 2019, the Company and its subsidiaries, Organogenesis Inc. and Prime Merger Sub, LLC (collectively, and jointly and severally, “Borrower”), and Silicon Valley Bank (“SVB”), as Administrative Agent, Issuing Lender and Swingline Lender, and the several other lenders thereto (the “Lenders”) entered into a Credit Agreement, as amended (the “2019 Credit Agreement”), providing for a term loan (the “Term Loan Facility”) and a revolving credit facility (the “Revolving Facility”, and together with the Term Loan Facility, the “Debt Facility”) in an aggregate principal amount of $100,000.
The Term Loan Facility is structured in three tranches, as follows: (i) the first tranche of $40,000 was made available to Borrower and fully funded on March 14, 2019; (ii) the second tranche of $10,000 was made available to Borrower and fully funded in September 2019 upon: (a) Borrower’s demonstrated compliance with the financial covenants in the 2019 Credit Agreement and (b) Borrower’s achievement of trailing twelve month Consolidated Revenue of not less than $221,250 and a trailing three month Adjusted EBITDA (as defined in the 2019 Credit Agreement) loss not in excess of $5,000; and (iii) the third tranche of $10,000 is available to Borrower until March 31, 2020 subject to the Lenders’ confirmation of Borrower’s compliance with the financial covenants in the 2019 Credit Agreement through December 31, 2019 and Borrower’s achievement of trailing twelve month Consolidated Revenue not less than $231,500. The interest rate for term loan advances made under the Term Loan Facility is a per annum interest rate equal to 3.75% above the Wall Street Journal Prime Rate. The 2019 Credit Agreement requires Borrower to make monthly interest-only payments on outstanding balances under the Term Loan Facility through February 2021. Thereafter, each term loan advance will be repaid in thirty-six
equal monthly installments of principal, plus accrued interest, with the Term Loan Facility maturing on March 1, 2024 (the “Term Loan Maturity Date”).
Borrower’s final payment on the Term Loan Facility, due on the Term Loan Maturity Date, will include all outstanding principal and accrued and unpaid interest under the Term Loan Facility, plus a final payment (the “Final Payment”) equal to the original aggregate principal amount of the Term Loan Facility multiplied by 6.25%. Borrower may prepay the Term Loan Facility, subject to paying the Prepayment Premium (described below) and the Final Payment. The Prepayment Premium is equal to 3.00% of the outstanding principal amount of the Term Loan Facility if the prepayment occurs on or prior to the one year anniversary of the closing, 2.00% of the outstanding principal amount of the Term Loan Facility if the prepayment occurs after such one year anniversary and prior to the second anniversary of the closing, and 1.00% of the outstanding principal amount of the Term Loan Facility if the prepayment occurs after the two year anniversary but prior to the three year anniversary of the closing, and 0% thereafter. Once repaid, amounts borrowed under the Term Loan Facility may not be re-borrowed.
The Revolving Facility is equal to the lesser of $40,000 and the amount determined by the Borrowing Base, which is defined as a percentage of the Company’s book value of qualifying finished goods inventory and eligible accounts receivable. The interest rate for advances under the Revolving Facility is a floating per annum interest rate equal to the Wall Street Journal Prime Rate. In the event that the aggregate amount of interest earned by the Lenders from the Revolving Facility in any given month is less than the interest that would have been earned if Borrower had average outstanding advances in an amount equal to 25% of the then-available Revolving Commitments (as defined in the 2019 Credit Agreement) then Borrower must pay the Administrative Agent the Minimum Interest (as defined in the 2019 Credit Agreement) in an amount equal to interest that would have accrued if average outstanding advances under the Revolving Facility had been 25% of the then-available Revolving Commitments less any interest actually earned by the Lenders. Borrower is also required to pay an unused line fee equal to 0.25% per annum, calculated based on the difference of $40,000 minus
the greater of (i) the average balance outstanding under the Revolving Facility for such period and (ii) 25% of the then-available Revolving Commitments. The maturity date for advances made under the Revolving Facility is March 1, 2024.
Borrower may elect to reduce or terminate the Revolving Facility in its entirety at any time by repaying all outstanding principal, unpaid accrued interest and a reduction or termination fee equal to 4.00% of the aggregate Revolving Commitments so reduced or terminated if the reduction or termination occurs on or prior to the one year anniversary of the closing, 3.00% of the aggregate Revolving Commitments so reduced or terminated if the reduction or termination occurs after such one year anniversary and prior to the second anniversary of the closing, and 2.00% of the aggregate Revolving Commitments so reduced or terminated if the reduction or termination occurs after the two year anniversary but prior to the three year anniversary of the closing, and $0 thereafter.
Under the 2019 Credit Agreement, Borrower is required to achieve Minimum Trailing Twelve Month Consolidated Revenue (as defined in the 2019 Credit Agreement), tested quarterly, at the following levels: $200,000 for the trailing twelve months ending March 31, 2019; $213,500 for the trailing twelve months ending June 30, 2019; $221,250 for the trailing twelve months ending September 30, 2019; and $231,500 for the trailing twelve months ending December 31, 2019, with minimum revenue covenant levels for 2020 to be agreed between the Lenders and the Borrower by March 31, 2020. In addition, Borrower is required to maintain Minimum Liquidity (as defined in the 2019 Credit Agreement) equal to the greater of (i) 6 months Monthly Burn (as defined in the 2019 Credit Agreement) and (ii) $10,000.
As of December 31, 2019, the Company was in compliance with the financial covenants under the 2019 Credit Agreement and expects to draw the third tranche funding of $10,000 in March 2020.
As of December 31, 2019, the Company had outstanding borrowings of $50,000 under the Term Loan Facility and $33,484 under the Revolving Facility with up to $6,516 (subject to the Borrowing Base) available for future revolving borrowings. The Company accrues for the Final Payment over the term of the Term Loan Facility through a charge to the interest expense. The related liability of $681 as of December 31, 2019, was included in the other liabilities in the consolidated balance sheets. The Company incurred costs of $554 in connection with the Term Loan Facility, of which $462 was recorded as a reduction of the carrying value of the term loan on the Company’s consolidated balance sheet and is being amortized to interest expense through the Term Loan Maturity Date and $92 related to the third tranche is recorded in other assets until the funding occurs. In connection with the Revolving Facility, the Company incurred costs of $370, which are recorded as other assets and amortized to interest expense through March 1, 2024.
Future payments of Term Loan Facility, as of December 31, 2019, are as follows for the calendar years ended December 31:

2020	$—
2021	13,889
2022	16,666
2023	16,667
2024	2,778

Total	$50,000

2017 Credit Agreement
On March 21, 2017, the Company entered into a credit agreement (the “2017 Credit Agreement”) with SVB whereby SVB agreed to extend to the Company a revolving credit facility in an aggregate amount not to exceed $30,000 with a letter of credit sub-facility
and a swing line
sub-facility
as a sublimit of the revolving loan facility. The amount available to borrow under both sub-facilities
was dependent on a borrowing base, which was defined as a percentage of the Company’s book value of qualifying finished goods and eligible accounts receivable. In April 2018, the Company further amended its 2017 Credit Agreement in order to receive additional funding of $5,000 through a term loan. The amendment increased the commitment under the 2017 Credit Agreement to an aggregate amount not to exceed $35,000, consisting of a term loan not to exceed $5,000 and a revolving loan not to exceed $30,000. In December 2018, the Company fully repaid and cancelled the term loan including the outstanding principal and accrued and unpaid interest. As of December 31, 2018, the Company had borrowed an aggregate of $26,484 under the revolving credit facility and the total amount available for future revolving borrowings was $3,516.
On March 14, 2019, $26,541, representing all outstanding unpaid principal and accrued interest relating to the revolving borrowing due under the 2017 Credit Agreement, was rolled into the 2019 Credit Agreement.
Master Lease Agreement
On April 28, 2017, the Company entered into the Master Lease Agreement (the “ML Agreement”) with Eastward Fund Management LLC that allowed the Company to borrow up to $20,000 on or prior to June 30, 2018. Of the allowable amount, the Company borrowed a total of $16,000. If the Company elected to prepay the loan or terminated the loan early within the first 24 months, the Company was required to pay an additional 3% of the outstanding principal and any accrued and unpaid interest and fees. This prepayment fee decreased to 2% after the first 24 months. A final payment fee of 6.5% multiplied by the principal amount of the borrowings under the ML Agreement was due upon the earlier to occur of the first day of the final payment term month or prepayment of all outstanding principal. In March 2019, upon entering into the 2019 Credit Agreement, the Company paid an aggregate amount of $17,649 due under the ML Agreement, including unpaid principal, accrued interest, final payment, and early termination penalty, with proceeds from the 2019 Credit Agreement, and the ML Agreement was terminated. Upon termination of the ML Agreement, the Company recognized $1,862 as loss on the extinguishment of the loan.
In connection with the ML Agreement, the Company issued a warrant to purchase 473,011 shares of Class A common stock at $2.53 per share as a pre-condition for
the agreement. The warrants became exercisable on April 27, 2017 and were recorded at the relative fair value of $959 using a probability weighted Black Scholes option pricing model. The warrants were classified as equity and recorded at their relative fair value on the issue date and the carrying value of the debt was reduced by this amount as a debt discount. The debt discount was being amortized to interest expense using the effective interest method over the term of the loan. Prior to the closing of the Avista Merger on December 10, 2018, the warrant was deemed net exercised for 302,434 shares of the Company’s Class A common stock.